UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27802
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  March 31

Date of reporting period: September 30, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

(a)
Semi-Annual Report 2022
For the fiscal period from April 1, 2022 through September 30, 2022
(Unaudited)

                   VectorShares Min Vol ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the VectorShares Min Vol ETF (the “ETF”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The VectorShares Min Vol ETF is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the ETF, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the VectorShares Min Vol ETF (the “ETF”) and of the market in general and statements of the ETF’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing.  The prospectus contains this and other information about the ETF.  A copy of the prospectus is available at https://etfpages.com/VSPY or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the VectorShares Min Vol ETF:

See Our Web site @ vectorshares.com
or
Call Our Shareholder Services Group at 800-773-3863.

VectorShares Min Vol ETF
Schedule of Investments
(Unaudited)
As of September 30, 2022
		Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)
CALL OPTIONS PURCHASED - 5.52%
S&P 500 Index Call Option		11	$ 370	11/30/2022	$ 392,898	$ 117,260
S&P 500 Index Call Option		15	400	12/30/2022	535,770	59,550
S&P 500 Index Call Option		65	435	12/30/2022	2,321,670	39,650
S&P 500 Index Call Option		37	415	1/20/2023	1,321,566	99,530
S&P 500 Index Call Option		29	400	3/17/2023	1,035,822	267,235
S&P 500 Index Call Option		31	380	3/31/2023	1,107,258	556,915
S&P 500 Index Call Option		13	430	4/21/2023	464,334	39,585
S&P 500 Index Call Option		6	360	4/21/2023	214,308	185,146
S&P 500 Index Call Option		25	370	4/21/2023	892,950	611,875
S&P 500 Index Call Option		28	390	4/21/2023	1,000,104	426,300
	Total Call Options Purchased (Premiums Paid $5,213,062)					2,403,046

PUT OPTIONS PURCHASED - 0.36%
S&P 500 Index Put Option		2	435	10/21/2022	71,436	150,610
S&P 500 Index Put Option		2	335	10/21/2022	71,436	5,890
	Total Put Options Purchased (Premiums Paid $147,854)					156,500

EXCHANGE TRADED PRODUCTS - 90.27%					Shares
Blackrock Ultrashort Term ETF					115,235	5,762,902
	First Trust Enhanced Short Maturity ETF				106,563	6,321,317
First Trust Ultrashort ETF					89,096	1,765,883
Goldman Sachs Access Ultra ETF					55,952	2,780,814
Invesco Ultra Short Duration ETF					107,814	5,324,933
JP Morgan Ultra Muni ETF					116,674	5,868,702
JP Morgan Ultra Short Income ETF					126,741	6,357,329
PGIM Ultra Short Bond ETF					103,506	5,080,075
	Total Exchange Traded Products (Cost $39,651,178)					39,261,955

Investments, at Value (Cost $45,012,094) - 96.15%						$ 41,821,501
Options Written (Premiums Recevied $93,944) - (0.24%)						(106,500)
Other Assets Less Liabilities - 4.09%						1,779,067
Net Assets - 100.00%						$ 43,494,068

Summary of Investments
by Sector	% of
	Net Assets	Value
Call Options Purchased	5.52%	$ 2,403,046
Put Options Purchased	0.36%	156,500
Exchange-Traded Products	90.27%	39,261,955
Put Options Written	-0.24%	(106,500)
Other Assets Less Liabilities	4.09%	1,779,067
Total Net Assets	100.00%	$ 43,494,068

						(Continued)

VectorShares Min Vol ETF
Schedule of Options Written
(Unaudited)
As of September 30, 2022
	Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

PUT OPTIONS Written - (0.24%)
S&P 500 Index Put Option	4	$ 385	10/21/2022	142,872	$ 106,500
Total Options Written (Premiums Received $93,944)					$ 106,500

See Notes to Financial Statements

VectorShares Min Vol ETF
Statement of Assets and Liabilities
(Unaudited)
As of September 30, 2022	434
Assets:
Investments, at value	$ 41,821,501
Cash	1,135,798
Receivables:
Investment sold	1,044,817
Dividends	60,978
Prepaid insurance expense	1,000

Total assets	44,064,094

Liabilities:
Options written, at value (premiums received $93,944)	106,500
Payables:
Investment purchased	402,503
Accrued expenses:
Advisory fees	23,912
Operational expenses	16,698
Professional fees	16,096
Trustee fees and meeting expenses	3,710
Other expenses	607

Total liabilities	570,026

Total Net Assets	$ 43,494,068

Net Assets Consist of:
Paid in capital	$ 48,490,477
Accumulated deficit	(4,996,409)

Total Net Assets	$ 43,494,068

Investments, at cost	$ 45,012,094

See Notes to Financial Statements

VectorShares Min Vol ETF
Statement of Operations
(Unaudited)
For the fiscal period ended September 30, 2022	434

Investment Income:
Dividends	$ 316,046
Total Investment Income	316,046

Expenses:
Advisory fees (note 2)	204,258
Administration fees (note 2)	24,350
Transfer agent fees (note 2)	19,609
Professional fees	17,677
Fund accounting fees (note 2)	17,152
Compliance fees (note 2)	10,134
Custody fees (note 2)	8,782
Trustee fees and meeting expenses (note 3)	3,720
Other expenses (note 2)	2,231
Insurance fees	1,908
Registration and filing expenses	1,495
Shareholder fulfillment fees	1,280
Security pricing fees	1,280

Total Expenses	313,876

Fees waived by Advisor (note 2)	(64,546)

Net Expenses	249,330

Net Investment Income	66,716

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(1,474,673)
In-kind transactions	(6,419)
Net realized gain on options written	142,066
Total realized loss	(1,339,026)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,292,036)
Options written	(74,508)
Total net change in unrealized depreciation	(3,366,544)

Net Realized and Unrealized Loss on Investments	(4,705,570)

Net Decrease in Net Assets Resulting from Operations	(4,638,854)

See Notes to Financial Statements

VectorShares Min Vol ETF
Statements of Changes in Net Assets
	434
	Period Ended September 30, 2022 (a)	July 19, 2021 (Commencement of Operations) through March 31, 2022
Operations:
Net investment income (loss)	$ 66,716	$ (125,556)
Net realized loss from investment transactions	(1,474,673)	(827,891)
Net realized loss from In-kind transactions	(6,419)	(8,616)
Long-term capital gain distributions from underlying funds	-	2,114
Net realized gain on options written	142,066	423,843
Net change in unrealized appreciation (depreciation) on:
Investments	(3,292,036)	101,444
Options written	(74,508)	61,952

Net Decrease in Net Assets Resulting from Operations	(4,638,854)	(372,710)

Capital Share Transactions:
Shares sold	3,545,902	50,855,842
Shares repurchased	(2,312,772)	(3,583,340)

Net Increase in Net Assets Resulting from
Capital Share Transactions	1,233,130	47,272,502

Net Increase (Decrease) in Net Assets	$ (3,405,724)	$ 46,899,792

Net Assets:
Beginning of Period	46,899,792	-
End of Period	$ 43,494,068	$ 46,899,792

Share Infomration:
Shares sold	380,000	5,080,000
Shares repurchased	(240,000)	(360,000)
Net Increase in Shares of Beneficial Interest	140,000	4,720,000

(a) Unaudited

See Notes to Financial Statements

VectorShares Min Vol ETF
Financial Highlights

For a share outstanding during the period ended	September 30, 2022 (f)	July 19, 2021 (Commencement of Operations) through March 31, 2022
Net Asset Value, Beginning of Period	$ 9.94	$ 10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.01	(0.05)
Net realized and unrealized gain (loss)
on investments	(1.00)	(0.01)

Total from Investment Operations	(0.99)	(0.06)

Net Asset Value, End of Period	$ 8.95	$ 9.94

Total Return (a)(b)	(8.05)%	(0.60)%

Net Assets, End of Period (in thousands)	$ 43,494	$ 46,900

Ratios of:
Gross Expenses to Average Net Assets (c)(d)(e)	0.70%	1.66%
Net Expenses to Average Net Assets (c)(d)(e)	0.56%	1.10%
Net Investment Income (Loss) to
Average Net Assets (c)(e)	0.15%	(0.66)%
Portfolio turnover rate (a)	16.25%	0.00%

(a) Not annualized
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States, and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns from shareholder transactions.

(c) Annualized
(d)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(e)		Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio
(f) Unaudited.

See Notes to Financial Statements

VectorShares Min Vol ETF

Notes to Financial Statements (Unaudited)

As of September 30, 2022

1.  Organization and Significant Accounting Policies
The VectorShares Min Vol ETF, an actively managed exchange-traded fund (the “ETF”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The ETF commenced operations on July 19, 2021. The investment objective of the ETF is to seek to provide total return while limiting volatility. The ETF seeks to achieve its investment objective by utilizing a blended strategy that combines a fixed income allocation of approximately 90% with an options overlay of approximately 10% of the market value of the ETF’s assets.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol VSPY, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.
Creation Transaction Fees
A fixed creation transaction fee of $250 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions.  An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.
The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”
Investment Valuation
The ETF’s investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the ETF’s net asset value calculation) or which cannot be accurately valued using the ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the ETF’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.
With respect to any portion of an ETF's assets that may be invested in other mutual funds, the value of the ETF's shares is based on the NAV of the shares of the other mutual funds in which the ETF invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the ETF invests a portion of its assets in non-registered investment vehicles, the ETF's shares in the non-registered vehicles are fair valued at NAV.
(Continued)

VectorShares Min Vol ETF

Notes to Financial Statements (Unaudited)

As of September 30, 2022
With respect to an ETF's assets invested directly in securities, the ETF's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.
Fair Value Measurement
Various inputs are used in determining the value of the ETF's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the ETF’s own assumptions in determining fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2022, for the ETF’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Call Options Purchased	$2,403,046	$-	$2,403,046	$-
Put Options Purchased	156,500	-	156,500	-
Exchange-Traded Products*	39,261,955	39,261,955	-	-
Total Assets	$41,821,501	$39,261,955	$2,559,546	$-

Liabilities
Put Options Written	$106,500	$-	$106,500	$-
Total Liabilities	$106,500	$-	$106,500	$-

*Refer to the Schedule of Investments for a breakdown by Industry.
(a) The ETF did not hold any Level 3 securities during the fiscal period.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.
Expenses
The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.
Distributions
The ETF may declare and distribute dividends from net investment income, if any, quarterly. The ETF generally declares and distributes capital gains, if any, annually. Dividends and distributions to shareholders are recorded on ex-date.
(Continued)

VectorShares Min Vol ETF

Notes to Financial Statements (Unaudited)

As of September 30, 2022
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
2.	Transactions with Related Parties and Service Providers
Advisor
The ETF pays a monthly advisory fee to VectorShares, LLC (the “Advisor”) calculated at the annual rate of 0.90% of the ETF’s average daily net assets.
The ETF and the Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Adviser)) to not more than 1.10% of the average daily net assets of the ETF. The current term of the Expense Limitation Agreement is through July 31, 2023. While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.
For the fiscal period ended September 30, 2022, the Advisor earned $204,258 in advisory fees, $64,546 of which were waived by the Advisor pursuant to the Expense Limitation Agreement.
Administrator
The ETF pays a monthly fee to the ETF’s administrator, The Nottingham Company (the “Administrator”), based upon the average daily net assets of the ETF and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $2,000 per month.
A breakdown of these fees is provided in the following table:
Net Assets	Annual Fee
On the first $250 million	0.090%
On the next $250 million	0.080%
On the next $250 million	0.060%
On the next $250 million	0.050%
On all assets over $1 billion	0.040%
A breakdown of the Fund Accounting Fee schedule is as follows:
Base Fee	Asset-Based Fee
$2,416.67 per month minimum	1 basis point (0.01%) per year

The ETF incurred $24,350 in administration fees and $17,152 in fund accounting fees for the fiscal period ended September 30, 2022.
(Continued)

VectorShares Min Vol ETF

Notes to Financial Statements (Unaudited)

As of September 30, 2022

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer. The Nottingham Company, Inc. is entitled to receive customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF. For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF. The ETF incurred $19,609 in transfer agent fees during the fiscal period ended September 30, 2022.
Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the ETF’s principal underwriter and distributor. The Distributor receives $6,500 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year. This expense is included in the shareholder fulfillment expenses on the Statement of Operations.
The ETF monthly website fees and New York Stock Exchange fees are also included in the shareholder fulfillment expenses on the Statement of Operations.
3.	Trustees and Officers
The Board is responsible for the management and supervision of the ETF. The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings. Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.
Certain officers of the Trust may also be officers of the Advisor or the Administrator.
4.	Purchases and Sales of Investment Securities
For the fiscal period ended September 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales
$6,728,591	$ -

Cost from Purchases In-Kind	Proceeds from Redemptions In-Kind
$2,823,640	$ -
5.   Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.
(Continued)

VectorShares Min Vol ETF

Notes to Financial Statements (Unaudited)

As of September 30, 2022
Management has reviewed the ETF’s tax positions to be taken on the federal income tax returns during the fiscal period from July 19, 2021 (commencement of operations) through March 31, 2022, and through the fiscal period ended September 30, 2022, and determined that the ETF does not have a liability for uncertain tax positions.  The ETF recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal period ended September 30, 2023, the ETF did not incur any interest or penalties.
There were no income or capital gains distributions paid during the fiscal period ended September 30, 2022.
As of September 30, 2022, the tax-basis cost of investments and components of distributable earnings were as follows:
Cost of Investments	$ 44,918,150

Gross Unrealized Appreciation	$ 8,645
Gross Unrealized Depreciation	(3,211,794)
Net Unrealized Appreciation	$ (3,203,149)

6.   Concentration of Risk
At various times, the ETF may have cash, cash collateral, and due from broker balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions is not of a particular concern at this time.
7.   Principal Risks
Fixed Income Risk. When the ETF invests in fixed income securities, the value of your investment in the ETF will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the ETF. Interest rates are currently at historical lows, which may impact the ETF’s risk profile. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the ETF later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the ETF, possibly causing the ETF’s share price and total return to be reduced and fluctuate more than other types of investments.
Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the ETF are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates are currently at historic lows due to the various federal government stimulus programs as a result of the COVID-19 pandemic, which may increase the ETF's exposure to risks associated with rising rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the ETF to value or sell some or all of its bond investments at any given time.
Changes in interest rates may also affect the ETF’s share price; for example, a sharp rise in interest rates could cause the ETF’s share price to fall. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.
(Continued)

VectorShares Min Vol ETF

Notes to Financial Statements (Unaudited)

As of September 30, 2022
Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the ETF’s income and Share price.
Risks from Purchasing Options.  There are risks associated with the sale and purchase of call and put options.  As a seller (writer) of a put option, the ETF will tend to lose money if the value of the reference index falls below the strike price.  As the seller (writer) of a call option, the ETF will tend to lose money if the value of the reference index rises above the strike price.  As the buyer of a put or call option, the ETF risks losing the entire premium invested in the option if the ETF does not exercise the option. If a put option purchased by the ETF is not sold when it has remaining value and if the market price of the underlying security remains equal to or greater than the exercise price, the ETF will lose its entire investment in the option.  Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the ETF’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the ETF seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
ETF Investing Risk.  The ETF’s investment in ETFs may subject the ETF to additional risks than if the ETF would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be costlier than if the ETF had owned the underlying securities directly. The ETF and, indirectly, shareholders of the ETF, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the ETF will pay brokerage commissions in connection with the purchase and sale of the ETFs in its portfolio.
Municipal Bond Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s).  In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.
Investment Model Risk. Like all quantitative analysis, the Advisor’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s mathematical model. No assurance can be given that the fund will be successful under all or any market conditions.
U.S. Government Securities Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.  The ETF may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.
Cash and Cash Equivalents Risk. At any time, the ETF may have investments in cash or cash equivalents. When a portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.
Limited History of Operations Risk. The ETF has a limited history of operations. Accordingly, investors in the ETF bear the risk that the ETF may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the ETF being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.
(Continued)

VectorShares Min Vol ETF

Notes to Financial Statements (Unaudited)

As of September 30, 2022
COVID-19 Risk. The outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings. The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the ETF, the ETF’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the ETF invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the ETF’s investments may be negatively affected by such events. If there is a significant decline in the value of the ETF’s portfolio, this may impact the ETF’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.
Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the ETF, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the ETF from buying or selling certain securities or financial instruments. In these circumstances, the ETF may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
ETF Structure Risks.  The ETF is subject to the special risks, including:
o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the ETF at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  An active trading market for the ETF's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the ETF's shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the ETF's shares.

o
Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the ETF’s NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

(Continued)

VectorShares Min Vol ETF

Notes to Financial Statements (Unaudited)

As of September 30, 2022

•
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of ETF shares and the ETF's net asset value.

•
To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the ETF's shares, which can lead to differences between the market value of ETF shares and the ETF's net asset value.

•
The market price for the ETF's shares may deviate from the ETF's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for ETF shares than the ETF's net asset value, which is reflected in the bid and ask price for ETF shares or in the closing price.

•
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the ETF's shares is open, there may be changes from the last quote of the closed market and the quote from the ETF's domestic trading day, which could lead to differences between the market value of the ETF's shares and the ETF's net asset value.

•
In stressed market conditions, the market for the ETF's shares may become less liquid in response to the deteriorating liquidity of the ETF's portfolio.  This adverse effect on the liquidity of the ETF's shares may, in turn, lead to differences between the market value of the ETF's shares and the ETF's net asset value.

New Advisor Risk. The Advisor has only recently begun serving as an investment advisor to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the ETF.
Management Risk. The ETF is subject to management risk because it is an actively managed portfolio. In managing the ETF’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the ETF, but there can be no guarantee that these will produce the desired results. The Advisor’s decisions relating to the ETF’s duration will also affect the ETF’s yield, and in unusual circumstances will affect its share price. To the extent that the Advisor anticipates interest rates imprecisely, the ETF’s yield at times could lag those of other similarly managed funds.
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The Advisor and the ETF are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the ETF or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ETF shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The ETF and its shareholders could be negatively impacted as a result.
8.  Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications. The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF.  The ETF expects risk of loss to be remote.
9.  Subsequent Events
Liquidation of the ETF
The Fund's last full day of trading on NYSE Arca, Inc. was November 15, 2022, and it was liquidated on November 22, 2022.

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than those previously noted.

VectorShares Min Vol ETF

Additional Information (Unaudited)

As of September 30, 2022

1.	Proxy Voting Policies and Voting Record
A copy of the Advisor’s Proxy Voting Policies and Procedures is included as Appendix A to the ETF’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETF at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.
3.	Tax Information
We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the ETF’s fiscal period ended September 30, 2022.
During the fiscal period, the ETF paid no income and no capital gains distributions.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.
4.	Schedule of Shareholder Expenses
As a shareholder of the ETF, you incur ongoing costs, including management fees and other ETF expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the ETF and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the fiscal period from April 1, 2022, through September 30, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

VectorShares Min Vol ETF

Additional Information (Unaudited)

As of September 30, 2022

	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 919.50	$5.27
	$1,000.00	$1,019.58	$5.54
*Expenses are equal to the average account value over the period multiplied by the ETF’s annualized net expense ratio of 1.10%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six-month period).
5.	Approval of Investment Advisory Agreement
In connection with the organizational Board meeting held on March 17, 2021, the Board, including a majority of the Independent Trustees, discussed the approval of the proposal of the management agreement, between the Trust and the Advisor, with respect to the ETF (the "Investment Advisory Agreement").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.
In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the ETF including, without limitation, the quality of its investment advisory services; assuring compliance with the investment objectives, policies and limitations; and its coordination of services among the service providers. The Trustees evaluated: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the Advisor’s financial condition.
After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate.

(ii)
Performance.  The Trustees noted that, as the noted that, as the Fund had not yet launched and therefore had no performance to review, the Board would review the performance of other accounts managed by the Advisor.  It was noted that the ETF would be structured similarly to an existing private fund that has performed well compared to its benchmark for the one, five, and since inception periods. The Board discussed projections and estimated size of the Fund over time.  After further discussion, the Trustees considered the experience of the personnel of the Advisor and determined that the performance was satisfactory.

(iii)
Fees and Expenses. The Trustees compared the advisory fee and expense ratio of the ETF to other comparable funds.  The Board noted that the management fee and expense ratios were lower than the category but higher than the peer group average. However, the management fee and expense ratios were within the range of fees charged in the peer group. Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the ETF. The Trustees noted that the Advisor anticipated negative profitability during the first twelve months of managing the ETF with an expected profit in the second twelve months of managing the ETF.

(Continued)

VectorShares Min Vol ETF

Additional Information (Unaudited)

As of September 30, 2022

(v)
Economies of Scale.  The Trustees noted that the ETF would not immediately realize economies of scale upon launch. The Trustees then reviewed the ETF’s fee arrangements for breakpoints or other provisions that would allow the ETF’s shareholders to benefit from economies of scale in the future as the ETF grows. The Trustees determined that the maximum management fee would remain the same regardless of the ETF’s asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the ETF grows.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the ETF.

VectorShares Min Vol ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	VectorShares LLC
116 South Franklin Street	707 N. Franklin Street
Post Office Box 69 Rocky Mount, North Carolina 27802-0069	Suite 3 Tampa, Florida 33602

Telephone: 800-773-3863 World Wide Web @: ncfunds.com	Telephone: 833-625-7421 World Wide Web @: vectorshares.com

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: December 5, 2022	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: December 5, 2022	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley H. Lanham
Date: December 1, 2022	Ashley H. Lanham Treasurer, Principal Accounting Officer, and Principal Financial Officer